RESTRICTED NET ASSETS (Narrative) (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Restricted Net Assets [Line Items]
Percentage of after-tax profit to general reserve	10.00%
Amount of net assets restricted	¥ 5,538,131	$ 848,756
Foreign Tax Authority [Member]
Restricted Net Assets [Line Items]
Percentage of after-tax profit to general reserve	10.00%
Percentage of general reserve registered capital	50.00%
Domestic Tax Authority [Member]
Restricted Net Assets [Line Items]
Percentage of after-tax profit to general reserve	10.00%
Percentage of general reserve registered capital	50.00%